Income Tax (Details Narrative)	12 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2021	Jan. 31, 2023 USD ($)
Statement [Line Items]
Statutory rate	27.00%	27.00%	27.00%
United State [Member]
Statement [Line Items]
Tax loss carryforwards	$ 685,220	$ 474,030		$ 685,220